Share Based Compensation - Summary of Recognized Share Based Compensation Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	¥ 136,646	$ 19,246	¥ 235,876	¥ 315,362
Fulfillment Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	28,573	4,024	45,979	32,673
Sales and Marketing Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	2,872	405	8,138	6,927
Product Development Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	70,164	9,882	113,965	42,666
General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	¥ 35,037	$ 4,935	¥ 67,794	¥ 233,096